Shareholder Report, Holdings (Details)	May 31, 2025
C000164501 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000164501 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000164501 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000164501 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000164501 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164501 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164501 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164501 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164501 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164501 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164501 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164501 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000164501 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000164501 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000164501 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164501 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164501 | International
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000164501 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164501 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000164501 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164501 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164501 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000164501 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164501 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121558 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000121558 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000121558 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000121558 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000121558 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000121558 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000121558 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121558 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121558 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121558 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000121558 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000121558 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000121558 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000121558 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000121558 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121558 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121558 | International
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000121558 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121558 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000121558 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121558 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121558 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000121558 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000121558 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201116 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000201116 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000201116 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000201116 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201116 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000201116 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201116 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201116 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201116 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201116 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000201116 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201116 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000201116 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000201116 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000201116 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201116 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201116 | International
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000201116 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201116 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000201116 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201116 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201116 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201116 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201116 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164502 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000164502 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000164502 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000164502 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000164502 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164502 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164502 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164502 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164502 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164502 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164502 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164502 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000164502 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000164502 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000164502 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164502 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164502 | International
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000164502 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164502 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000164502 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164502 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164502 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000164502 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164502 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164505 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000164505 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000164505 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000164505 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000164505 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164505 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000164505 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164505 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164505 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164505 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164505 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164505 | Equity
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000164505 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000164505 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000164505 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164505 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000164505 | International
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000164505 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164505 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000164505 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164505 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164505 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000164505 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164505 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121560 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000121560 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000121560 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000121560 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000121560 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000121560 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000121560 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121560 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121560 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121560 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000121560 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121560 | Equity
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000121560 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000121560 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000121560 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121560 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000121560 | International
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000121560 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121560 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000121560 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121560 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000121560 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000121560 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000121560 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201118 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000201118 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000201118 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000201118 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000201118 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000201118 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000201118 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201118 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201118 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201118 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000201118 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201118 | Equity
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000201118 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000201118 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000201118 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201118 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201118 | International
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000201118 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201118 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000201118 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201118 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201118 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000201118 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000201118 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164506 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000164506 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000164506 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000164506 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000164506 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164506 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000164506 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164506 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164506 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164506 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164506 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164506 | Equity
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000164506 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.30%
C000164506 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000164506 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164506 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000164506 | International
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000164506 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164506 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000164506 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164506 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164506 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000164506 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164506 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000164507 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000164507 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000164507 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000164507 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164507 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164507 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164507 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164507 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164507 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000164507 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000164507 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000164507 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164507 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164507 | International
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000164507 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164507 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000164507 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164507 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164507 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121561 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000121561 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000121561 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000121561 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121561 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000121561 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121561 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000121561 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121561 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121561 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121561 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000121561 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000121561 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000121561 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000121561 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121561 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121561 | International
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000121561 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121561 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000121561 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121561 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121561 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121561 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121561 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201119 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000201119 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000201119 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000201119 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201119 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000201119 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201119 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000201119 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201119 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201119 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201119 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201119 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000201119 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000201119 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000201119 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201119 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201119 | International
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000201119 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201119 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000201119 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201119 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201119 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201119 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201119 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164508 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000164508 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000164508 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000164508 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164508 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000164508 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164508 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164508 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164508 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164508 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164508 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164508 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000164508 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000164508 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000164508 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164508 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164508 | International
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000164508 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164508 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000164508 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164508 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164508 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164508 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164508 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164510 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000164510 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000164510 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000164510 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000164510 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164510 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164510 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000164510 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164510 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164510 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164510 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164510 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000164510 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000164510 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000164510 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164510 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164510 | International
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000164510 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164510 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000164510 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164510 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164510 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121562 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000121562 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000121562 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000121562 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000121562 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121562 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121562 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000121562 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121562 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121562 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121562 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121562 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000121562 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000121562 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000121562 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121562 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121562 | International
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000121562 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121562 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000121562 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121562 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121562 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201120 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000201120 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000201120 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000201120 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000201120 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201120 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201120 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000201120 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201120 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201120 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201120 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201120 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000201120 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000201120 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000201120 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201120 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201120 | International
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000201120 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201120 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000201120 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201120 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201120 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164509 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000164509 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000164509 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000164509 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000164509 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164509 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164509 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000164509 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164509 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164509 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164509 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164509 | Equity
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000164509 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000164509 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000164509 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164509 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164509 | International
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000164509 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164509 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000164509 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164509 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164509 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164511 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000164511 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000164511 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164511 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000164511 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164511 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164511 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164511 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164511 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164511 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164511 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164511 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000164511 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000164511 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000164511 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164511 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164511 | International
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000164511 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164511 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000164511 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164511 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164511 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121563 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000121563 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000121563 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121563 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000121563 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121563 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000121563 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121563 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121563 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121563 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121563 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121563 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000121563 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000121563 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000121563 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121563 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121563 | International
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000121563 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000121563 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000121563 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121563 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121563 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201121 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000201121 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000201121 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201121 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000201121 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201121 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000201121 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000201121 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201121 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201121 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201121 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201121 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000201121 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000201121 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000201121 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201121 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201121 | International
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000201121 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201121 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000201121 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201121 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201121 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164512 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000164512 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000164512 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164512 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000164512 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164512 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164512 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164512 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164512 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164512 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164512 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164512 | Equity
Holdings [Line Items]
Percent of Net Asset Value	82.30%
C000164512 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000164512 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	47.50%
C000164512 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164512 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164512 | International
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000164512 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164512 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000164512 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164512 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164512 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164513 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164513 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000164513 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000164513 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164513 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164513 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164513 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164513 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164513 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164513 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164513 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164513 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000164513 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000164513 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000164513 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164513 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164513 | International
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000164513 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164513 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164513 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164513 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164513 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121564 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000121564 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000121564 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000121564 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121564 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121564 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000121564 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121564 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121564 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121564 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121564 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121564 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000121564 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000121564 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000121564 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121564 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121564 | International
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000121564 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000121564 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000121564 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121564 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121564 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201122 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201122 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000201122 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000201122 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201122 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201122 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000201122 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201122 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201122 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201122 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201122 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201122 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000201122 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000201122 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000201122 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201122 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201122 | International
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000201122 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000201122 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201122 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201122 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201122 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164514 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164514 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000164514 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000164514 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164514 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164514 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164514 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164514 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164514 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164514 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164514 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164514 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000164514 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000164514 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000164514 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164514 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164514 | International
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000164514 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164514 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164514 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164514 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164514 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164515 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164515 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000164515 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000164515 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164515 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164515 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164515 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164515 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164515 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164515 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164515 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164515 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000164515 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164515 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000164515 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164515 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164515 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000164515 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164515 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164515 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164515 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121565 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121565 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000121565 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000121565 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121565 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000121565 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121565 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000121565 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121565 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121565 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121565 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000121565 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000121565 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121565 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000121565 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121565 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121565 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000121565 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000121565 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121565 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121565 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201123 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201123 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000201123 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000201123 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201123 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000201123 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201123 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000201123 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201123 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201123 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201123 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201123 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000201123 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201123 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000201123 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201123 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201123 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000201123 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000201123 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201123 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201123 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164516 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164516 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000164516 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000164516 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164516 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164516 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164516 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164516 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164516 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164516 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164516 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164516 | Equity
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000164516 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164516 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000164516 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164516 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164516 | International
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000164516 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164516 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164516 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164516 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164517 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164517 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000164517 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000164517 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164517 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164517 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164517 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164517 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164517 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164517 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164517 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164517 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000164517 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164517 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000164517 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164517 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164517 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000164517 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164517 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164517 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164517 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121566 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121566 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000121566 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000121566 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121566 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000121566 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121566 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000121566 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121566 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121566 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121566 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000121566 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000121566 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121566 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000121566 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121566 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000121566 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000121566 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000121566 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121566 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121566 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201124 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201124 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000201124 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000201124 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201124 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000201124 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201124 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201124 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201124 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201124 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201124 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000201124 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000201124 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201124 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000201124 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201124 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201124 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000201124 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000201124 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201124 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201124 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164518 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164518 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000164518 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000164518 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164518 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164518 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164518 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164518 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164518 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164518 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164518 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164518 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000164518 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164518 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000164518 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164518 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164518 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000164518 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164518 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164518 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164518 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164519 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164519 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000164519 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000164519 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164519 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164519 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164519 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164519 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164519 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164519 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164519 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164519 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000164519 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164519 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000164519 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164519 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164519 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000164519 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164519 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164519 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164519 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161488 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161488 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000161488 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000161488 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161488 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000161488 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161488 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000161488 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161488 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161488 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161488 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161488 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000161488 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161488 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000161488 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161488 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161488 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000161488 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161488 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161488 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161488 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201125 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201125 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000201125 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000201125 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201125 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201125 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201125 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000201125 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201125 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000201125 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201125 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201125 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000201125 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201125 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000201125 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201125 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000201125 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000201125 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000201125 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201125 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201125 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164520 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164520 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000164520 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000164520 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164520 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164520 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164520 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164520 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164520 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164520 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164520 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164520 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.80%
C000164520 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164520 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000164520 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164520 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164520 | International
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000164520 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164520 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164520 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164520 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219039 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219039 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219039 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000219039 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219039 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219039 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219039 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219039 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219039 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219039 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219039 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219039 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000219039 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219039 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219039 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219039 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219039 | International
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000219039 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219039 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219039 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219039 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219040 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219040 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219040 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000219040 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219040 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219040 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219040 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219040 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219040 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219040 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219040 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219040 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000219040 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219040 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219040 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219040 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219040 | International
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000219040 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219040 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219040 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219040 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219041 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219041 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219041 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000219041 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219041 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219041 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219041 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219041 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219041 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219041 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219041 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219041 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000219041 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219041 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219041 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219041 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219041 | International
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000219041 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219041 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219041 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219041 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219038 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219038 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219038 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000219038 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219038 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219038 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219038 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219038 | iShares Core S&P Small-Cap ETF___BNY-464287804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219038 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219038 | Vanguard Russell 1000 Growth ETF___BNY-92206C680
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219038 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219038 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000219038 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219038 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219038 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219038 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219038 | International
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000219038 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219038 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219038 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219038 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%